May 9, 1997

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  New England Funds Trust III
   (File Nos.:  33-62061 and 811-7345)

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, transmitted for filing on behalf of New England Funds Trust III (the "Trust"), is a certification that that the prospectus has not changed from the prospectus and Statement of Additional Information has not changed from the registration statement as filed pursuant to Rule 485(b) on April 30, 1997.

     Acknowledgment of this filing will be confirmed through the CompuServe System. If you have any questions regarding this filing, please do not hesitate to call me at (617) 578-1669, or in my absence, John Loder at Ropes & Gray at (617) 951-7405.

                              Very truly yours,

                              /s/ROBERT O'HARE

                              Robert E. O'Hare


Enclosures

cc:  J. Loder